Organization and Basis of Presentation - Additional Information (Detail) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 01, 2016 Segment	Jun. 27, 2015 Segment	Dec. 31, 2015 Segment	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($) Segment
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Number of operating segments | Segment	4	4	4	4	4
Percentage of ownership interest in subsidiary Medireha GmbH	50.00%		50.00%
Tunisia
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Description of infrequent event			In September 2013, a fire occurred at our factory in Tunisia. As a result of the fire, certain inventory and fixed assets were destroyed and the leased facility became inoperable.
Estimated losses for destroyed inventory and fixed assets, excess expenses incurred and building reconstruction				$ 3,300	$ 5,000
Revenue from business interruption insurance proceeds				$ 2,274	$ 1,300